INVENTORIES - Schedule of Provision For Inventory Losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Classes of current inventories [abstract]
Balances at the beginning of the period	R$ (53,637)	R$ (53,553)
Movement, net	5,693	5,180
Balances at the end of the period	R$ (47,944)	R$ (48,373)